Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000013290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund (Class A Shares/NALFX)— including sales load
Account Value	$ 18,759	$ 18,759	$ 18,759	$ 19,960	$ 20,470	$ 24,350	$ 25,574	$ 15,810	$ 11,541	$ 12,405	$ 10,233	$ 9,603	$ 9,525
Average Annual Return, Percent	(9.30%)	2.74%	6.49%
C000013290 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund (Class A Shares/NALFX)
Account Value	$ 19,696	$ 19,696	$ 19,696	20,956	21,492	25,565	26,850	16,599	12,117	13,025	10,744	10,082	10,000
Average Annual Return, Percent	(6.02%)	3.48%	7.01%
C000146229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund (Investor Shares/NAEFX)
Account Value	$ 19,219	$ 19,219	$ 19,219	20,501	21,079	25,134	26,464	16,401	11,999	12,928	10,693	10,056	10,000
Average Annual Return, Percent	(6.25%)	3.22%	6.75%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%